Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Summary of Retirement Benefits by Financial Position

	$ million
	Dec 31, 2024	Dec 31, 2023
Obligations	(66,054)	(78,024)
Plan assets	69,707	79,961
Asset ceilings	(402)	(335)
Surplus	3,251	1,602
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	10,003	9,151
Non-current liabilities:	(6,752)	(7,549)
Non-current liabilities - Pensions	(3,874)	(4,448)
Non-current liabilities - OPEB	(2,878)	(3,101)
Total	3,251	1,602

Summary of Retirement Benefit Expense

	$ million
	2024	2023	2022
Defined benefit plans:
Current service cost, net of plan participants' contributions	802	731	1,100
Interest expense on defined pension benefit obligations	2,757	3,072	1,584
Interest income on plan assets	(2,999)	(3,417)	(1,732)
Interest expense on OPEB obligations	154	166	120
Current OPEB service cost	38	36	57
Other [A]	(457)	262	246
Total	295	850	1,375
Defined contribution plans	514	474	420
Total retirement benefit expense	809	1,324	1,795
[A]Mainly related to plan amendments and curtailments on pension plans and OPEB plans.

Summary of Remeasurements

	$ million
	2024	2023	2022
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions on pensions [A]	4,445	(1,513)	28,840
Due to changes in financial assumptions on OPEB [A]	249	(264)	527
Due to experience adjustments on pensions [B]	(701)	(491)	(2,956)
Due to experience adjustments on OPEB [B]	(259)	230	1,480	[D]
Due to changes in demographic assumptions on pensions [C]	445	(299)	27
Due to changes in demographic assumptions on OPEB [C]	87	(38)	25
Total	4,266	(2,375)	27,943
Return on plan assets in (shortage)/excess of interest income	(2,319)	1,243	(20,612)
Other movements	(93)	44	(349)
Total remeasurements	1,854	(1,088)	6,982
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Mainly relates to updates in mortality assumptions.
[D]In 2022, experience adjustments in OPEB includes $782 million to reflect the impact of prescription drug rebates.

Summary of Defined Benefit Plan Obligations and Assets
Defined benefit plan obligations

2024

	$ million, except where indicated
	Pension benefits						Other post-employment benefits
	The Netherlands	UK	USA		Rest of the world		OPEB [C]	Total
At January 1	26,746	19,074	15,579		13,524		3,101	78,024
Current service cost	186	148	239		215		38	826
Interest expense	847	847	507		556		154	2,911
Actuarial gains	(1,377)	(1,793)	(997)		(22)		(77)	(4,266)
Benefit payments	(1,076)	(1,081)	(702)		(770)		(141)	(3,770)
Other movements	(251)	(1)	(5,030)	[A]	540		(95)	(4,837)
Currency translation differences	(1,498)	(237)	—		(997)		(102)	(2,834)
At December 31	23,577	16,957	9,596		13,046	[B]	2,878	66,054
Comprising:
Funded pension plans	23,577	16,638	8,787		10,913			59,915
Weighted average duration	15 years	12 years	12 years		13 years			13 years
Unfunded pension plans		319	809		2,133			3,261
Weighted average duration		15 years	8 years		11 years			11 years
Unfunded OPEB plans							2,878	2,878
Weighted average duration							12 years	12 years
[A]Other movements mainly include the contract that the defined benefit pension plan in the USA, Shell Pension Plan, has entered into with a third-party insurance company to settle $5,052 million of pension liabilities. The settlement price consisted of $4,920 million of pension assets.
[B]Rest of the world includes pension plans in Germany ($3,234 million) and Canada ($3,641 million) which are the largest pension plans in this category.
[C]Mainly related to post-retirement medical benefits in the USA.

2023

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [B]	Total
At January 1	24,608	17,791	14,793	13,410		2,879	73,481
Current service cost	184	145	215	179		36	759
Interest expense	904	881	695	592		166	3,238
Actuarial losses	929	257	832	285		72	2,375
Benefit payments	(1,032)	(1,014)	(956)	(757)		(88)	(3,847)
Other movements	252	—	—	(63)		—	189
Currency translation differences	901	1,014	—	(122)		36	1,829
At December 31	26,746	19,074	15,579	13,524	[A]	3,101	78,024
Comprising:
Funded pension plans	26,746	18,734	14,695	11,298			71,473
Weighted average duration	16 years	15 years	11 years	13 years			14 years
Unfunded pension plans		340	884	2,226			3,450
Weighted average duration		16 years	8 years	11 years			11 years
Unfunded OPEB plans						3,101	3,101
Weighted average duration						13 years	13 years
[A]Rest of the world includes pension plans in Germany ($3,647 million) and Canada ($3,930 million) which are the largest pension plans in this category.
[B]Mainly related to post-retirement medical benefits in the USA.
24. Retirement benefits continued
Defined benefit plan assets

2024

	$ million
	Pension benefits
	The Netherlands	UK	USA		Rest of the world		Total
At January 1	30,266	22,320	14,835		12,540		79,961
Return on plan assets in excess of interest income	(34)	(2,435)	(566)		716		(2,319)
Interest income	946	995	487		571		2,999
Employer contributions	2	36	262		109	[B]	409
Plan participants' contributions	12	17	—		7		36
Benefit payments	(1,076)	(1,081)	(702)		(731)		(3,590)
Other movements	(9)	(22)	(4,891)	[A]	470		(4,452)
Currency translation differences	(1,777)	(270)	—		(1,290)		(3,337)
At December 31	28,330	19,560	9,425		12,392	[C]	69,707
[A]Other movements mainly include the contract that the defined benefit pension plan in the USA, Shell Pension Plan, has entered into with a third-party insurance company to settle $5,052 million of pension liabilities. The settlement price consisted of $4,920 million of pension assets.
[B]Includes a netted amount of $108 million received from a captive structure in relation to pension plans reinsured in Rest of the world.
[C]Rest of the world includes pension plans in Germany ($2,705 million) and Canada ($3,179 million) which are the largest pension plans in this category.

2023

	$ million
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	27,986	21,963	14,243	12,564		76,756
Return on plan assets in excess of interest income	833	(999)	609	800		1,243
Interest income	1,035	1,094	679	609		3,417
Employer contributions	419	34	274	(23)	[A]	704
Plan participants' contributions	11	16	—	7		34
Benefit payments	(1,032)	(1,014)	(957)	(703)		(3,706)
Other movements	(6)	(16)	(13)	17		(18)
Currency translation differences	1,020	1,242	—	(731)		1,531
At December 31	30,266	22,320	14,835	12,540	[B]	79,961
[A]Includes the netted amount of $212 million received from the captive structure in relation to pension plans reinsured in Rest of the world.
[B]Rest of the world includes pension plans in Germany ($2,730 million) and Canada ($3,504 million) which are the largest pension plans in this category.
The table below presents percentages derived from a weighted average calculation of the investments in the plan assets.

Type of pension assets

	2024	2023
Quoted in active markets:
Equities [A]	12%	12%
Debt securities [B]	68%	71%
Real estate	2%	1%
Unquoted
Equities	13%	12%
Debt securities	4%	4%
Real estate	6%	7%
Investment funds	3%	3%
Debt repurchase agreements [C]	(12)%	(11)%
Other	1%	—%
Cash	3%	1%
[A]Equity securities (quoted) are mainly related to investments of the Netherlands pension fund.
[B]Debt securities (quoted) are mainly related to the investments of the UK and the Netherlands pension funds.
[C]Debt repurchase agreements are mainly related to UK member-defined pension plans to fund liability-driven investments. In addition to these contracts, derivatives including interest rate and inflation swaps are used in the principal defined benefit plan in the Netherlands for liability matching strategies.

Summary of Assumptions for Sensitivity Analysis

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2024	Dec 31, 2023	Range of assumptions	Dec 31, 2024		Dec 31, 2023
Rate of increase in pensionable remuneration [A]	3.9%	3.9%	-1% to +1%	(421)	469	(828)	915
of which the Netherlands [B]	3.3%	3.3%
of which the UK	3.5%	4.1%
of which the USA	4.6%	4.6%
Rate of increase in pensions in payment	2.0%	1.9%	-1% to +1%	(4,978)	6,045	(5,599)	6,713
of which the Netherlands	2.1%	2.4%
of which the UK	2.9%	2.8%
of which the USA	—%	—%
Discount rate for pension plans	4.5%	4.1%	-1% to +1%	8,641	(6,925)	10,560	(8,472)
of which the Netherlands	3.5%	3.3%
of which the UK	5.5%	4.6%
of which the USA	5.6%	4.9%
Inflation rate for defined benefit obligation [C]	2.1%	2.0%	-1% to +1%	(5,328)	6,494	(6,034)	7,300
of which the Netherlands	2.1%	2.4%
of which the UK	3.0%	2.9%
Expected age at death for persons aged 60:
Men	88 years	88 years	-1 year to +1 year	(970)	981	(1,166)	1,143
of which the Netherlands	88 years	88 years
of which the UK	87 years	87 years
of which USA	88 years	87 years
Women	89 years	89 years	-1 year to +1 year	(850)	874	(1,006)	1,041
of which the Netherlands	90 years	90 years
of which the UK	89 years	89 years
of which the USA	89 years	89 years
Rate of increase in health care costs [D]	8.0%	7.0%	-1% to +1%	(295)	359	(338)	422
Discount rate for health care plans [D]	6.0%	5.6%	-1% to +1%	390	(314)	457	(358)
[A]Based on active members.
[B]Decrease is mainly due to the Netherlands (WTP).
[C]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[D]Mainly related to post-retirement health care benefits in the USA.